Thrivent Moderately Aggressive Allocation Fund Annual Fund Operating Expenses - Thrivent Moderately Aggressive Allocation Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.35%	[1]
Expenses (as a percentage of Assets)	1.36%
Fee Waiver or Reimbursement	(0.23%)	[2]
Net Expenses (as a percentage of Assets)	1.13%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.35%	[1]
Expenses (as a percentage of Assets)	1.14%
Fee Waiver or Reimbursement	(0.23%)	[2]
Net Expenses (as a percentage of Assets)	0.91%

[1]	The portion of Acquired Fund Fees and Expenses that relates to the Fund's investment in private equity funds uses the most recent annualized expense information provided by each such private equity fund's management.
[2]	The Adviser has contractually agreed, for as long as the current fee structure is in place and through at least February 28, 2027, to waive an amount equal to any management fees indirectly incurred by the Fund as a result of its investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust. This contractual provision may be terminated upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.